Selling, general and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2025
Selling, General and Administrative Expense [Abstract]
Schedule of selling, general and administrative expenses
Selling, general and administrative expenses consisted of the following for the three and six months ended June 30, 2025 and 2024:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Personnel expenses	$60,635	$50,745	$110,852	$105,246
Share-based compensation	72,958	32,290	100,214	57,668
Travel expenses	9,786	9,079	18,729	17,503
Professional services	8,341	9,971	16,839	20,745
Office expenses	7,697	8,084	15,117	15,894
Other expenses	11,413	15,164	22,180	27,569
	$170,830	$125,333	$283,931	$244,625